Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Prepaid Expenses and Other Current Assets, Net [Line Items]
Contract amount	$ 2,060,000
Amortized expense	572,222
Other prepaid expense	7,068	$ 4,276
Hermann Limited [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Amortized expense	1,487,778
Other prepaid expense	5,201
Prepaid Service Fee [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Other prepaid expense	$ 315,908